Fair Value Measurements (Details) - USD ($) $ / shares in Units, shares in Millions	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 13, 2024	Oct. 18, 2023
Recurring Fair Value Measurements [Line Items]
Money market funds	$ 2,750					$ 2,750
Additional shares (in Shares)						4.5
Earn-out share liability	53,600,000					$ 53,600,000
Closing stock price (in Dollars per share)								$ 10		$ 12
Convertible promissory notes								$ 3,000,000
Fair Value, Inputs, Level 1 [Member]
Recurring Fair Value Measurements [Line Items]
Money market funds	$ 2,750					$ 2,750		120,000
PLUM ACQUISITION CORP. I [Member]
Recurring Fair Value Measurements [Line Items]
Closing stock price (in Dollars per share)											$ 12.5
Investments held in Trust Account		$ 35,096,667	$ 55,154,617	$ 54,368,297	$ 55,154,617		$ 35,096,667	$ 35,555,976	323,911,642
Investments maturity period								3 years
Change in fair value of FPA			$ (633,205)	$ 325,091	$ (308,114)		$ (308,114)	$ (308,114)
PLUM ACQUISITION CORP. I [Member] | Related Party [Member]
Recurring Fair Value Measurements [Line Items]
Convertible promissory notes								0
PLUM ACQUISITION CORP. I [Member] | FPA liability
Recurring Fair Value Measurements [Line Items]
Change in fair value of FPA								308,114
PLUM ACQUISITION CORP. I [Member] | U.S. Money Market funds [Member]
Recurring Fair Value Measurements [Line Items]
Investments held in Trust Account								$ 35,600,000	$ 323,900,000